Marketable securities - Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Gross realized gains	$ 0	$ 0	$ 0
Amortized cost	93	93
Cumulative unrealized fair value gains	31	17
Carrying value	124	110
Archer Limited (Archer)
Gain (Loss) on Investments [Line Items]
Gross realized gains	0
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Amortized cost	93	93
Cumulative unrealized fair value gains	3	17
Carrying value	96	110
SapuraKencana
Gain (Loss) on Investments [Line Items]
Gross realized gains		$ 0	0
Carrying value			$ 195
Equity securities | Archer Limited (Archer)
Gain (Loss) on Investments [Line Items]
Amortized cost	0
Cumulative unrealized fair value gains	28
Carrying value	$ 28